SEMI-ANNUAL REPORT

Queens Road Large Cap Value Fund

Queens Road Small Cap Value Fund

Each a series of the

Bragg Capital Trust

November 30, 2002

Board of  Trustees

Benton Bragg

Steve Scruggs

Phil Blount

Tim Ignasher

Chris Brady

Harold Smith

Investment Adviser

Bragg Financial Advisors, Inc.

100 Queens Road

Charlotte, NC 28204

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd, Suite C

Brecksville, Ohio 44141

Custodian

US Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Auditors

McCurdy & Associates CPA’s, Inc.

27955 Clemens Rd

Westlake, Ohio  44145

Shares of the Queens Road Large Cap Value and Queens Road Small Cap Value Fund are distributed by Queens Road Securities, L.L.C, an affiliate of the Investment Adviser. This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.  The Funds’ prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds.  Please read the prospectus carefully before investing or sending money.

Dear Fellow Shareholders:

Good Riddance 2002

The equity market’s performance in 2002 was the worst in over a decade.  Following two down years, the S&P 500 and Russell 2000 finished down 22% and 20%, respectively.  An atmosphere of worry and apprehension hangs over the state of the economy, the stock market, and geopolitical affairs.  When this angst will abate is anyone’s guess, but as long-term equity investors we remain confident that our current state of affairs will normalize, as they have following every turbulent period in history.  Our aim is not to determine when or if terrorists will strike again, or when or if the Federal Reserve will make interest rate changes, or what the price of oil is going to do due to the tensions in the Middle East.  Our objective is to look for the best run, most profitable businesses at the most attractive prices.   Many of the companies we identify have been around for many, many years. They have survived the Russian default and LTC meltdown in 1998, the Persian Gulf War in 1991, the Crash of ’87 and the attempt on Reagan’s life.  They survived Watergate, the Oil Embargo, and the Carter Administration.  They survived through all of these and prospered.

We search diligently to find companies who have thrived through many periods of tension and uncertainty by focusing on running their business, increasing sales and profits, maintaining fiscal discipline and creating shareholder value over long periods of time. While the value of these companies will rise and fall over short periods of time, we remain confident that for the true long-term investor these companies provide the most attractive opportunity for maximizing long-term performance.

We appreciate your support.

Sincerely,

/s/Steve Scruggs

/s/Benton Bragg

/s/Mark Thompson

Steve Scruggs, CFA

Benton Bragg, CFA

Mark Thompson, CFA

President

Chairman

Portfolio Manager

Queens Road Large Cap Value Fund

Manager’s Discussion

We are happy to report that in an extremely poor period for large cap investors, the fund not only outperformed its benchmark but also showed a positive return for the six months ended November 30, 2002. This strong performance is attributable to both the timing of our purchases and the fund’s philosophy of buying companies with strong long-term track records at reasonable prices, with the intention of holding them for an extended period. A comparison of the fund’s monthly performance against the S&P/Barra Large Value Index and the S&P 500 Index is provided below.

	QRLCV	S&P/Barra Large Value	S&P 500
June 2002*	0.00%	-6.31%	-7.12%
July 2002**	3.70%	-10.81%	-7.79%
August 2002	-1.45%	.69%	.66%
September 2002	-10.37%	-11.43%	-10.87%
October 2002	7.10%	8.31%	8.80%
November 2002	4.49%	7.02%	5.89%

6 Months	2.51%	-13.62%	-16.02%

*Fund Operations commenced 6/13/02.

** The Fund became fully invested on 7/19/02.

Queens Road Large Cap Value Fund
Schedule of Investments – November 30, 2002 Unaudited
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Aerospace & Defense
160	Boeing Co.	$ 5,440
100	United Technologies	6,247
		11,687	4.08%
Air Freight & Couriers
130	Federal Express Corp.	6,834	2.39%

Aluminum
180	Aluminum Co. of America	4,599	1.61%

Automobile Manufacturers
150	General Motors Corp.	5,955	2.08%

Banks
115	BankAmerica Corp.	8,059
200	BB&T Corp.	7,598
250	National City Corp.	6,950
375	US Bancorp	8,212
225	Wachovia	7,909
200	Washington Mutual	7,196
150	Wells Fargo	6,931
		52,855	18.45%
Broadcasting & Cable TV
290	Comcast Corp. CL A Special NON-VTG	6,612	2.31%

Building Products
300	Masco Corp	6,051	2.11%

Construction & Farm Machinery
150	Caterpillar Inc.	7,485	2.61%

Department Stores
190	Federated Department Stores	6,209	2.17%

Distillers & Vintners
75	Brown Forman Corporation	4,957	1.73%

Diversified Chemicals
125	DuPont E.I. Denemours & Co.	5,578	1.95%

Diversified Financial Services
200	Citigroup Corp.	7,776
100	Fedl National Mortgage Assoc.	6,305
200	Merrill Lynch & Co. Inc.	8,700
185	Morgan Stanley	8,369
		31,150	10.87%
Food Retail
160	Safeway Inc.	3,805	1.33%

General Merchandise Stores
200	Costco Wholesale Corp.	6,460	2.25%

Industrial Gases
110	Air Products & Chemical Inc.	4,864	1.70%

Integrated Oil & Gas
100	ChevronTexaco Corp	6,703
140	ConocoPhillips	6,693
200	Exxon Mobil	6,960
		20,356	7.10%
Integrated Telecommunication Services
160	Alltel Corp.	8,813
240	Bellsouth Corp.	6,672
250	Southwestern Bell Corp.	7,125
		22,610	7.88%
Life & Health Insurance
300	Metlife Inc.	8,052	2.81%

Movies & Entertainment
170	Viacom Inc. CL B	7,992	2.79%

Multi-line Insurance
125	American International Group Inc.	8,144	2.84%

Oil & Gas Equipment & Services
250	Baker Hughes Inc.	8,185	2.86%

Oil & Gas Exploration & Production
180	Anadarko Pete	8,496	2.97%

Property & Casualty Insurance
8	Travelers Class A	272
17	Travelers Class B	128
		400	0.14%
Publishing
95	Gannett Inc.	6,769	2.36%

Restaurants
325	McDonalds Corp.	6,013	2.10%

Total for Common Stock ($255,419)		262,118	91.48%

CASH AND EQUIVALENTS
23,803	First American Prime Obligation Fund CL S	23,803	8.31%

	Total Investments	285,921	99.79%
	(Identified Cost $ 279,222)

	Other Assets Less Liabilities	599	0.21%

	Net Assets	$ 286,520	100.00%

Queens Road Large Cap Value Fund
Statement of Assets and Liabilities
November 30, 2002 (Unaudited)
Assets
Investment Securities at Market Value	$ 285,921
(Identified Cost $ 279,222)
Receivables:
Dividends and Interest	599
Due from Advisor	1,168
Total Assets	287,688
Liabilities
Investment Advisory Fees	1,168
Total Liabilities	1,168
Net Assets	$ 286,520
Net Assets Consist of:
Capital Paid In	280,000
Accumulated Net Investment Income (Loss)	2,296
Accumulated Realized Gain (Loss)	(2,475)
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	6,699
Net Assets, for 27,965 Shares Outstanding	$ 286,520

Net Asset Value Per Share ($286,520/27,965 shares)	$ 10.25

Queens Road Large Cap Value Fund
Statement of Operations
6/13/2002 – 11/30/2002 (Unaudited)
Investment Income:
Dividends	$ 1,897
Interest	399
Total Investment Income	2,296
Expenses: (Note 2)
Advisory Fees	1,168
Total Expenses	1,168

Less: Advisory fees waived	(1,168)

Net Investment Income	2,296

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(2,475)
Unrealized Appreciation (Depreciation) on Investments	6,699
Net Realized and Unrealized Gain (Loss) on Investments and Options	4,224

Net Increase (Decrease) in Net Assets from Operations	$ 6,520

Queens Road Large Cap Value Fund	6/13/02
Statement of Changes in Net Assets (Unaudited)	to
11/30/02
From Operations:
Net Investment Income	$2,296
Net Realized Gain (Loss) on Investments	($2,475)
Net Unrealized Appreciation (Depreciation)	$6,699
Increase (Decrease) in Net Assets from Operations	$6,520
From Distributions to Shareholders:
Net Investment Income	0
Net Realized Gain from Security Transactions	0
Change in Net Assets from Distributions	0
From Capital Share Transactions:
Proceeds From Sale of Shares	$180,000
Shares Issued on Reinvestment of Dividends	0
Cost of Shares Redeemed	0
Net Increase from Shareholder Activity	$180,000

Net Increase in Net Assets	$186,520

Net Assets at Beginning of Period	$100,000
Net Assets at End of Period	$286,520

Share Transactions:
Issued	17,965
Reinvested	-
Redeemed	-
Net increase (decrease) in shares	17,965
Shares outstanding beginning of period	10,000
Shares outstanding end of period	27,965

Queens  Road Large Cap Value Fund

Financial Highlights (Unaudited)
Selected data for a share outstanding throughout the period:	6/13/2002*
	To 11/30/02
Net Asset Value -
Beginning of Period	$10.00
Net Investment Income	0.09
Net Gains or Losses on Securities
(realized and unrealized)	0.16
Total from Investment Operations	0.25
Distributions
(from net investment income)	0.00
(from capital gains)	0.00
Total from Distributions	0.00
Net Asset Value -
End of Period	$10.25

Total Return	2.50%	(a)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	287

Net Assets Before Reimbursement
Ratio of Expenses to Average Net Assets	0.91%	(b)
Ratio of Net Income to Average Net Assets	0.88%	(b)
Net Assets After Reimbursement
Ratio of Expenses to Average Net Assets	0.00%	(b)
Ratio of Net Income to Average Net Assets	1.78%	(b)
Portfolio Turnover Rate	3.98%	(b)

(a) For a period of less than one year , total return is not annualized
(b) Annualized
* Commencement of Operations

Queens Road Large Cap Value Fund

Notes To Financial Statements

November 30, 2002

Note 1. Organization

The Queens Road Large Cap Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Small Cap Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily (under normal market conditions, at least 80% of its total assets) in large capitalization (greater than $10 billion market cap at the time of purchase) common stocks which are believed by the Manager to be undervalued and have good prospects for capital appreciation.  The Funds’ registration statement was declared effective on June 13, 2002 and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  Investments for which have no sale is reported are valued at the last bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Directors.

Federal Income Taxes: The Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Therefore no provision for income taxes is required.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and to disclosure contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for the financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the Fund. Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  General accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its Investment Advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of .95% of the Fund’s average daily net asset value. For the six months ended November 30, 2002, the Advisor earned $1,168.  From these fees and its own resources the Advisor agrees to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However the agreement does not require the Advisor to pay interest, taxes, brokerage commissions and extraordinary expenses of the Fund.  For the six months ending November 30, 2002, the Advisor waived $1,168 of the management fee. This waiver of fees reduced the expenses of the Fund thereby increasing the Fund’s performance.  Had the Advisor not waived the management fee, the Fund’s performance would be less favorable.

Certain Trustees and officers of the Trust are “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $500 plus expenses for services relating to the Trust.

Note 4. Capital Share Transactions

At November 30, 2002, there were an unlimited number of shares authorized and 27,964.75 shares outstanding, each with no par value, and capital paid-in amounted to $280,000 for the Fund.

Note 5. Investments

For the six months ended November 30, 2002, the cost of purchases and the proceeds from sales, other than short-term securities, aggregated $244,217 and $0, respectively. As of November 30, 2002, the gross unrealized appreciation for all securities totaled $12,319 and the gross unrealized depreciation for all securities totaled $19,337, for an unrealized depreciation of $7,018.  The aggregate cost of securities for federal income tax purposes at November 30, 2002 was $264,409.

Note 6. Distributions to Shareholders

There were no distributions to shareholder for the six-month period ending November 30, 2002.

Queens Road Small Cap Value

Manager’s Discussion –

Good News/Bad News

The good news from our first 6 months of operations is that our returns have handily outpaced our benchmark.  The bad news is that the benchmark was down.  Fund operations began on June 13, 2002 amidst one of the worst quarters in recent history.  We are pleased with our relative performance in this poor environment.  Our correlation with the Russell 2000 Value was strong, yet we had lower volatility, as measured by daily standard deviation of returns.  Our performance comparison with both the Russell 2000 Value and the Russell 2000 value are:

	QRSCV	Russell 2000 Value	Russell 2000
June 2002*	0.00%	-2.21%	-4.96%
July 2002**	-5.70%	-14.86%	-8.58%
August 2002	1.27%	-.44%	-.39%
September 2002	-5.34%	-7.14%	-7.32%
October 2002	3.43%	1.50%	3.10%
November 2002	4.49%	7.80%	8.92%

6 Months	-2.30%	-15.64%	-16.02%

*Fund Operations commenced 6/13/02.

** The Fund became fully invested on 7/9/02.

The June and July returns were helped by having a higher than typical allocation to cash equivalents.  We did outperform for 3 of the 4 months in which we were fully invested.  While we do not expect to outperform our benchmark in every period or by such large margins, we are very pleased with our first 6 months of performance.

Queens Road Small Cap Value Fund

Schedule of Investments
November 30, 2002 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Aerospace & Defense
79	Alliant Techsystems, Inc.	$ 4,661	1.82%

Apparel & Accessories
156	Columbia Sportswear Co.	6,889	2.69%

Apparel Retail
247	The Cato Corporation	4,891	1.91%

Application Software
288	Ansys, Inc.	5,932	2.32%

Automobile Manufacturers
118	Winnebago Industries	5,833	2.28%

Banks
99	City National Corporation	4,492
136	First Federal Capital	2,598
188	Greater Bay Bancorp	3,376
380	Sterling Bancshares, Inc.	4,792
423	Trustco Bank Corp. New York	4,661
174	Wilmington Trust Corp.	5,498
		25,417	9.93%
Casinos & Gambling
263	Aztar Corporation	3,727	1.46%

Construction & Engineering
280	Instituform Technologies	5,312	2.08%

Construction & Farm Machinery
89	Oshkosh Truck Corporation	5,518	2.16%

Construction Materials
166	Florida Rock Industries	6,642	2.60%

Distillers & Vintners
175	Constellation Brands, Inc.	4,116	1.61%

Diversified Chemicals
217	Cabot Corporation	5,497	2.15%

Electrical Utilities
150	Black Hills Corp.	3,875	1.51%

Electronic Components & Equipment
372	Deswell Industries	5,301	2.07%

Electronic Equipment & Instruments
114	Franklin Electric Co.	5,358	2.09%

Fertilizers & Agricultural Chemicals
319	American Vanguard Corp.	7,417	2.90%

Footwear
202	K-Swiss, Inc. Class A	5,103	1.99%

Gas Utilities
165	N.J. Resources	5,189
150	UGI Corp. Holdings	5,520
		10,709	4.18%
Health Care Distributors & Services
317	Owens & Minor, Inc.	5,231
193	Renal Care Group, Inc.	6,045
		11,276	4.41%
Home Furnishings
203	LA-Z-Boy Chair, Co.	5,105	1.98%

Housewares & Specialities
141	Lancaster Colony Corp.	5,103
163	Libbey, Inc.	4,196
		9,299	3.63%
IT Consulting & Services
955	TSR, Inc.	4,775	1.87%

Industrial Conglomerates
186	Ravn Industries, Inc.	6,011	2.35%

Industrial Machinery
205	Graco Incorporated	6,060	2.37%

Leisure Products
78	Polaris Industries, Inc.	5,057	1.98%

Networking Equipment
131	Black Box Corporation	6,544	2.56%

Oil & Gas Drilling
145	Atwood Oceanics, Inc.	4,325	1.69%

Packaged Foods
833	John B Sanfilippo & Son	7,664
311	Smithfield Foods, Inc.	5,896
		13,560	5.30%

Property & Casualty Insurance
161	Arthur J Gallagher & Co.	4,535
359	CNA Surety Corporation	2,861
135	Commerce Group, Inc.	4,901
116	Triad Guaranty, Inc.	4,657
		16,954	6.62%
Real Estate Investment Trusts
208	AMLI Residential Properties Trust	4,478
177	Prentiss Properties Trust	4,865
173	The Macerich Company	5,261
		14,604	5.71%
Semiconductors
291	DSP Group, Inc.	5,049
97	Parthucseva, Inc.	680
		5,729	2.24%
Specialty Chemicals
183	Lubrizol Corp.	5,702	2.23%

Total for Common Stock ($244,217)		237,199	92.67%

CASH AND EQUIVALENTS
18,379	First American Prime Obligation Fund CL S	18,379	7.18%

	Total Investments	255,578	99.85%
	(Identified Cost $ 264,409)

	Other Assets Less Liabilities	375	0.15%

	Net Assets	$ 255,953	100.00%

Queens Road Small Cap Value Fund

Statement of Assets and Liabilities
November 30, 2002 (Unaudited)

Assets
Investment Securities at Market Value	$ 255,578
(Identified Cost $ 264,409)
Receivables:
Dividends and Interest	375
Due from Advisor	1,437
Total Assets	257,390
Liabilities
Investment Advisory Fees	1,437
Total Liabilities	1,437
Net Assets	$ 255,953
Net Assets Consist of:
Capital Paid In	261,000
Accumulated Net Investment Loss	1,971
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	(7,018)
Net Assets, for 26,203 Shares Outstanding	$ 255,953

Net Asset Value Per Share ($255,953/26,203 shares)	$ 9.77

Queens Road Small Cap Value Fund

Statement of Operations
6/13/2002 – 11/30/2002

Investment Income:
Dividends	$ 1,820
Interest	151
Total Investment Income	1,971
Expenses: (Note 2)
Advisory Fees	1,437
Total Expenses	1,437

Less: Advisory fees waived	(1,437)

Net Investment Income	1,971

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	-
Unrealized Appreciation (Depreciation) on Investments	(7,018)
Net Realized and Unrealized Gain (Loss) on Investments and Options	(7,018)

Net Increase (Decrease) in Net Assets from Operations	$ (5,047)

Queens Road Small Cap Value Fund

Statement of Changes in Net Assets (Unaudited)
6/13/2002 – 11/30/2002
From Operations:
Net Investment Income	$ 1,971
Net Realized Gain (Loss) on Investments	0
Net Unrealized Appreciation (Depreciation)	(7,018)
Increase (Decrease) in Net Assets from Operations	(5,047)
From Distributions to Shareholders:
Net Investment Income	0
Net Realized Gain from Security Transactions	0
Change in Net Assets from Distributions	0
From Capital Share Transactions:
Proceeds From Sale of Shares	161,000
Shares Issued on Reinvestment of Dividends	0
Cost of Shares Redeemed	0
Net Increase from Shareholder Activity	161,000

Net Increase in Net Assets	155,953

Net Assets at Beginning of Period	100,000
Net Assets at End of Period
(including accumulated undistributed net investment income (loss) of $1,971)	$ 255,953

Share Transactions:
Issued	16,203
Reinvested	-
Redeemed	-
Net increase (decrease) in shares	16,203
Shares outstanding beginning of period	10,000
Shares outstanding end of period	26,203

Queens Road SmallCap Value Fund

Financial Highlights (Unaudited)
Selected data for a share outstanding throughout the period: 6/13/2002* - 11/30/2002

Net Asset Value -
Beginning of Period	$10.00
Net Investment Income	0.09
Net Gains or Losses on Securities
(realized and unrealized)	(0.32)
Total from Investment Operations	(0.23)
Distributions
(from net investment income)	0.00
(from capital gains)	0.00
Total from Distributions	0.00
Net Asset Value -
End of Period	$9.77

Total Return	-2.30%	(a)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	256

Net Assets Before Reimbursement
Ratio of Expenses to Average Net Assets	1.33%	(b)
Ratio of Net Income to Average Net Assets	0.49%	(b)
Net Assets After Reimbursement
Ratio of Expenses to Average Net Assets	0.00%	(b)
Ratio of Net Income to Average Net Assets	1.82%	(b)
Portfolio Turnover Rate	0.00%	(b)

(a) For a period of less than one year , total return is not annualized
(b) Annualized
* Commencement of Operations

Queens Road Small Cap Value Fund

Notes to Financials

November 30, 2002

Note 1. Organization

The Queens Road Small Cap Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Large Cap Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily (under normal market conditions, at least 80% of its total assets) in small capitalization (less than $2 billion market cap at the time of purchase) common stocks which are believed by the Manager to be undervalued and have good prospects for capital appreciation.  The Funds’ registration statement was declared effective on June 13, 2002 and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  Investments for which have no sale is reported are valued at the last bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Directors.

Federal Income Taxes: The Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Therefore no provision for income taxes is required.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and to disclosure contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for the financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the Fund. Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  General accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its Investment Advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of 1.35% of the Fund’s average daily net asset value. For the six months ended November 30, 2002, the Advisor earned $1,437.  From these fees and its own resources the Advisor agrees to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However the agreement does not require the Advisor to pay interest, taxes, brokerage commissions and extraordinary expenses of the Fund.  For the six months ending November 30, 2002, the Advisor waived $1,437 of the management fee. This waiver of fees reduced the expenses of the Fund thereby increasing the Fund’s performance.  Had the Advisor not waived the management fee, the Fund’s performance would be less favorable.

Certain Trustees and officers of the Trust are “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $500 plus expenses for services relating to the Trustee.

Note 4. Capital Share Transactions

At November 30, 2002, there were an unlimited number of shares authorized and 26,203 shares outstanding, each with no par value, and capital paid-in amounted to $261,000 for the Fund.

Note 5. Investments

For the six months ended November 30, 2002, the cost of purchases and the proceeds from sales, other than short-term securities, aggregated $244,217 and $0, respectively. As of November 30, 2002, the gross unrealized appreciation for all securities totaled $12,319 and the gross unrealized depreciation for all securities totaled $19,337, for an unrealized depreciation of $7,018.  The aggregate cost of securities for federal income tax purposes at November 30, 2002 was $264,409.

Note 6. Distributions to Shareholders

There were no distributions to shareholder for the six-month period ending November 30, 2002.